Lease Obligations (Details) - Schedule of Lease Obligations - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of lease obligations [Abstract]
Opening balance	$ 939,005	$ 1,020,482
Additions in the year	42,393	174,352
Interest expense	16,637	35,678
Translation adjustment	(31,643)	(13,126)
Lease payments	(326,041)	(278,381)
Total	640,307	939,005
Due within one year	(254,668)	(303,788)
Ending balance	$ 385,639	$ 635,217